Property, plant, and equipment (Details Narrative)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Property description	(i) the Federal Prosecutor’s Office (MPF), which, in two separate actions, requested asset freezes of US$182 and US$36 in connection with the overflows at Fábrica and Viga, respectively; (ii) the State of Minas Gerais, in relation to the overflow at the Viga unit, requesting an asset freeze of US$182; and (iii) the State Prosecutor’s Office of Minas Gerais (MPMG) together with the State of Minas Gerais, in relation to the overflow at the Fábrica unit, requesting an asset freeze of US$154, alleging the need to prevent the worsening of supposed environmental damages.
Buildings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	10 years
Buildings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	50 years
Facilities [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	18 years
Facilities [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	40 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	3 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	40 years
Railway Equipment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	5 years
Railway Equipment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	45 years
Mineral Properties [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	1 year
Mineral Properties [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	120 years
Right-of-use assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	1 year
Right-of-use assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	18 years
Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	2 years
Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	50 years